Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 98.43%
Communication Services - 3.54%
Arena Group Holdings,
Inc. (The)* 41,200 $ 175,100
Beasley Broadcast Group,
Inc., Class A* 49,625 40,866
BuzzFeed, Inc.* 242,000 273,460
Chicken Soup For The
Soul Entertainment,
Inc.*+ 25,000 50,000
comScore, Inc.* 177,700 218,571
Cumulus Media, Inc.,
Class A* 68,100 251,289
Emerald Holding, Inc.* 41,000 152,520
EverQuote, Inc., Class A* 29,500 410,050
FG Group Holdings, Inc.* 75,000 150,750
Fluent, Inc.* 221,100 181,302
Gaia, Inc.* 33,400 92,518
Harte Hanks, Inc.* 20,000 188,200
IDW Media Holdings, Inc.,
Class B* 35,500 25,560
KORE Group Holdings,
Inc.* 253,700 309,514
Leafly Holdings, Inc.* 103,900 41,550
Lee Enterprises, Inc.* 22,000 273,900
Liberty TripAdvisor
Holdings, Inc., Class A* 150,000 128,850
Marchex, Inc., Class B* 124,500 226,590
Moving Image
Technologies, Inc.* 20,300 20,706
National CineMedia, Inc. 200,000 26,420
NII Holdings Escrow
∆
# 287,700 71,925
Outbrain, Inc.* 135,000 557,550
Saga Communications,
Inc., Class A 22,216 493,862
Salem Media Group, Inc.* 104,000 113,360
Spok Holdings, Inc. 80,416 814,614
Takung Art Co., Ltd.* 76,000 47,887
Townsquare Media, Inc.,
Class A 52,700 421,600
Travelzoo* 30,443 183,876
TrueCar, Inc.* 205,000 471,500
Zedge, Inc., Class B* 33,780 65,871
6,479,761
Consumer Discretionary - 13.09%
1stdibs.com, Inc.* 97,900 388,663
AMCON Distributing Co. 1,900 317,300
American Outdoor Brands,
Inc.* 27,007 265,749
Ark Restaurants Corp. 14,500 250,850
Barnes & Noble Education,
Inc.* 159,600 242,592
Industry Company Shares Value
Consumer Discretionary (continued)
Bassett Furniture
Industries, Inc. 25,644 $ 456,463
Big 5 Sporting Goods
Corp.+ 65,000 499,850
Build-A-Bear Workshop,
Inc. 20,000 464,800
BurgerFi International,
Inc.*+ 63,588 75,034
Canterbury Park Holding
Corp. 11,689 286,205
Carrols Restaurant Group,
Inc.* 150,000 334,500
Cato Corp. (The), Class A 42,373 374,577
Citi Trends, Inc.* 30,000 570,600
Conn's, Inc.* 70,000 424,200
Container Store Group,
Inc. (The)* 116,500 399,595
Cooper-Standard
Holdings, Inc.* 34,500 491,280
Culp, Inc. 40,000 208,000
Delta Apparel, Inc.* 20,588 226,468
Dixie Group, Inc. (The)* 117,000 88,920
Duluth Holdings, Inc.,
Class B* 60,000 382,800
Educational Development
Corp.* 31,400 92,316
Emerson Radio Corp.* 102,100 55,185
Envela Corp.* 77,400 503,100
Escalade, Inc. 34,508 503,817
Express, Inc.* 96,500 76,071
Fiesta Restaurant Group,
Inc.* 74,106 609,151
Flanigan's Enterprises, Inc. 7,000 197,932
Flexsteel Industries, Inc.+ 14,900 286,974
Fossil Group, Inc.* 140,000 448,000
Greenlane Holdings, Inc.,
Class A* 15,000 5,459
Hamilton Beach Brands
Holding Co., Class A 18,000 184,320
Hooker Furnishings Corp. 31,560 574,076
iMedia Brands, Inc.* 44,817 22,839
Inspirato, Inc.* 110,000 105,479
J Jill, Inc.* 25,800 671,832
JAKKS Pacific, Inc.* 32,090 555,157
JOANN, Inc.+ 80,000 127,200
Kandi Technologies Group,
Inc.* 141,700 391,092
Kirkland's, Inc.*+ 48,500 138,225
Lakeland Industries, Inc. 19,857 289,912
Lifetime Brands, Inc. 59,200 348,096
Lincoln Educational
Services Corp.* 77,705 439,810

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Lulu's Fashion Lounge
Holdings, Inc.* 100,000 $ 238,000
Nathan's Famous, Inc. 9,700 733,320
Nautilus, Inc.* 57,600 77,184
Noodles & Co.* 75,000 363,750
PARTS iD, Inc.* 170,900 39,734
PlayAGS, Inc.* 103,300 738,595
Polished.com, Inc.* 100,000 52,010
Potbelly Corp.* 89,600 746,368
RealReal, Inc. (The)*+ 200,000 252,000
Red Robin Gourmet
Burgers, Inc.* 33,500 479,720
Regis Corp.* 144,500 160,395
Rent the Runway, Inc.,
Class A* 203,500 579,975
Rocky Brands, Inc. 15,000 346,050
Strattec Security Corp.* 15,700 357,175
Superior Group of Cos.,
Inc. 57,700 454,099
Superior Industries
International, Inc.* 102,500 507,375
Sypris Solutions, Inc.* 84,404 165,432
ThredUp, Inc., Class A* 200,000 506,000
Tilly's, Inc., Class A* 65,300 503,463
Tupperware Brands Corp.* 95,000 237,500
Unifi, Inc.* 60,000 490,200
Unique Fabricating, Inc.* 92,500 16,927
Universal Technical
Institute, Inc.* 33,500 247,230
Vera Bradley, Inc.* 118,700 711,013
Vince Holding Corp.*+ 51,263 355,253
VOXX International Corp.* 36,100 445,113
Wag! Group Co.*+ 70,000 156,800
Weyco Group, Inc. 24,500 619,850
Xcel Brands, Inc.* 75,000 45,878
24,000,898
Consumer Staples - 3.26%
Alico, Inc.+ 24,550 594,110
Better Choice Co., Inc.* 101,700 37,629
Blue Apron Holdings, Inc.,
Class A* 137,500 93,156
Bridgford Foods Corp.*+ 21,900 304,410
Farmer Bros Co.* 44,900 173,314
Fresh Vine Wine, Inc.* 25,000 12,248
Lifeway Foods, Inc.* 37,401 225,902
Limoneira Co. 50,000 833,000
Local Bounti Corp.*+ 300,000 239,130
Mannatech, Inc. 8,300 139,025
Natural Alternatives
International, Inc.* 31,610 291,760
Industry Company Shares Value
Consumer Staples (continued)
Natural Grocers by Vitamin
Cottage, Inc. 34,000 $ 399,500
Oil-Dri Corp. of America 16,700 694,887
Planet Green Holdings
Corp.* 83,000 40,795
Rite Aid Corp.* 125,000 280,000
Rocky Mountain Chocolate
Factory, Inc.* 36,500 195,275
Splash Beverage Group,
Inc.* 102,300 167,772
Thorne HealthTech, Inc.* 61,200 282,744
United-Guardian, Inc. 13,466 125,099
Village Super Market, Inc.,
Class A+ 23,000 526,240
Vintage Wine Estates, Inc.* 175,100 187,357
Zevia PBC, Class A* 35,000 134,750
5,978,103
Energy - 5.57%
Adams Resources &
Energy, Inc. 14,500 557,090
Aemetis, Inc.*+ 90,000 208,800
Barnwell Industries, Inc. 35,000 77,000
Battalion Oil Corp.* 56,500 371,205
Comstock, Inc.* 129,000 43,486
Enerflex, Ltd.+ 137,257 818,052
Enservco Corp.* 36,093 17,144
Evolution Petroleum Corp. 60,800 383,648
Forum Energy
Technologies, Inc.* 17,000 432,310
Geospace Technologies
Corp.* 35,000 246,750
Gran Tierra Energy, Inc.* 450,000 395,595
Gulf Island Fabrication,
Inc.* 65,348 241,788
Houston American Energy
Corp.* 28,000 72,520
Independence Contract
Drilling, Inc.* 55,000 179,300
KLX Energy Services
Holdings, Inc.*+ 51,702 602,328
Mammoth Energy
Services, Inc.* 100,000 422,000
Mexco Energy Corp.*+ 8,000 91,062
MIND Technology, Inc.* 119,515 61,347
NACCO Industries, Inc.,
Class A 13,470 485,863
Natural Gas Services
Group, Inc.* 64,076 660,624
New Concept Energy, Inc.* 8,400 8,904
Nine Energy Service, Inc.* 92,700 515,412

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Oil States International,
Inc.* 46,800 $ 389,844
Overseas Shipholding
Group, Inc., Class A* 183,996 717,584
PEDEVCO Corp.* 195,000 206,700
PHX Minerals, Inc. 120,200 314,924
Ranger Energy Services,
Inc.* 24,700 251,693
Ring Energy, Inc.*+ 68,650 130,435
SEACOR Marine
Holdings, Inc.* 85,805 652,976
Smart Sand, Inc.* 133,200 234,432
Superior Drilling Products,
Inc.* 125,100 111,614
VAALCO Energy, Inc. 67,200 304,416
10,206,846
Financials - 13.70%
Acacia Research Corp.*+ 123,100 475,166
AmeriServ Financial, Inc. 44,171 134,722
Ashford, Inc.*+ 5,000 63,450
Associated Capital Group,
Inc., Class A 10,000 369,500
Atlantic American Corp. 116,256 284,827
Auburn National BanCorp,
Inc. 7,500 169,950
Bank7 Corp. 26,910 660,641
BankFinancial Corp. 30,600 267,750
Bankwell Financial Group,
Inc. 3,800 94,468
BM Technologies, Inc.*+ 31,636 111,359
C&F Financial Corp. 10,690 552,780
California BanCorp* 17,200 335,572
CB Financial Services, Inc. 10,000 217,100
Chemung Financial Corp. 16,298 676,367
Citizens Community
Bancorp, Inc. 28,600 303,446
Citizens Holding Co.+ 25,070 302,846
Citizens, Inc.*+ 90,000 333,900
Codorus Valley Bancorp,
Inc. 23,437 486,318
Cohen & Co., Inc. 5,000 34,286
Colony Bankcorp, Inc. 10,950 111,690
Community West
Bancshares 21,657 273,961
Conifer Holdings, Inc.* 13,000 20,020
Consumer Portfolio
Services, Inc.*+ 60,500 646,745
Curo Group Holdings
Corp. 42,400 73,352
Eagle Bancorp Montana,
Inc. 19,521 275,441
Industry Company Shares Value
Financials (continued)
eHealth, Inc.* 65,000 $ 608,400
ESSA Bancorp, Inc. 22,143 348,088
Evans Bancorp, Inc. 14,600 490,049
FG Financial Group, Inc.* 30,000 78,900
Finwise Bancorp* 33,292 293,303
First Financial Northwest,
Inc. 21,600 275,832
First Guaranty Bancshares,
Inc. 14,856 232,794
First Northwest Bancorp 26,600 305,900
First United Corp. 23,292 392,703
First Western Financial,
Inc.* 22,051 436,610
Greenhill & Co., Inc. 36,800 326,416
Hallmark Financial
Services, Inc.* 10,510 68,315
Hawthorn Bancshares, Inc. 29,950 700,081
Heritage Insurance
Holdings, Inc. 66,000 203,280
HMN Financial, Inc. 18,800 362,276
Investar Holding Corp. 25,300 353,188
Katapult Holdings, Inc.* 335,400 149,521
Kentucky First Federal
Bancorp 16,000 100,000
Lake Shore Bancorp, Inc. 27,150 273,943
Landmark Bancorp, Inc. 8,205 169,515
Magyar Bancorp, Inc. 12,579 133,337
Malvern Bancorp, Inc.* 21,100 320,614
Marygold Cos., Inc. (The)* 46,000 81,420
Medallion Financial Corp. 86,744 665,326
Meridian Corp. 34,200 430,920
Northrim BanCorp, Inc. 8,195 386,640
Norwood Financial Corp. 25,512 750,563
Ocwen Financial Corp.*+ 5,600 151,872
Ohio Valley Banc Corp. 13,000 304,330
OP Bancorp 38,000 338,580
Oportun Financial Corp.* 70,000 270,200
Patriot National Bancorp,
Inc.* 4,500 39,690
Penns Woods Bancorp,
Inc. 16,066 371,125
Peoples Bancorp of North
Carolina, Inc. 17,230 547,397
Ponce Financial Group,
Inc.*+ 50,699 397,987
Princeton Bancorp, Inc. 20,266 642,838
Provident Financial
Holdings, Inc. 18,817 256,476
Riverview Bancorp, Inc. 57,606 307,616
Safeguard Scientifics, Inc.* 60,500 104,060
Security National Financial
Corp., Class A* 69,390 430,912

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Silvercrest Asset
Management Group,
Inc., Class A 24,602 $ 447,264
Southern States
Bancshares, Inc. 20,000 451,000
Summit State Bank+ 17,820 247,163
Sunlight Financial
Holdings, Inc.* 183,000 57,151
Territorial Bancorp, Inc. 30,307 585,228
Timberland Bancorp, Inc. 13,900 375,578
Trean Insurance Group,
Inc.* 150,000 918,000
Unico American Corp.* 54,500 56,680
Union Bankshares, Inc. 14,951 330,567
United Security
Bancshares 15,000 95,700
Usio, Inc.* 45,000 78,300
Western New England
Bancorp, Inc. 56,344 462,584
Westwood Holdings
Group, Inc. 36,000 403,560
WVS Financial Corp. 16,800 226,800
25,112,249
Health Care - 30.10%
4D Molecular
Therapeutics, Inc.* 23,500 403,965
89bio, Inc.*+ 42,000 639,660
Absci Corp.* 89,600 156,800
Accuray, Inc.* 223,200 662,904
AcelRx Pharmaceuticals,
Inc.*+ 12,370 8,139
Acorda Therapeutics, Inc.* 76,706 44,950
Actinium Pharmaceuticals,
Inc.*+ 61,966 585,579
Acumen Pharmaceuticals,
Inc.* 109,633 445,110
Acutus Medical, Inc.* 79,500 59,943
Aeglea BioTherapeutics,
Inc.* 150,000 43,500
AgeX Therapeutics, Inc.* 165,000 109,395
AIM ImmunoTech, Inc.* 97,900 42,097
Aligos Therapeutics, Inc.* 92,000 80,408
Allakos, Inc.* 50,000 222,500
Alpha Teknova, Inc.* 35,000 103,600
American Shared Hospital
Services* 33,700 94,697
AN2 Therapeutics, Inc.* 50,000 493,500
Angion Biomedica Corp.* 175,000 101,500
Annovis Bio, Inc.*+ 22,500 346,725
Apollo Endosurgery, Inc.* 78,200 775,744
Industry Company Shares Value
Health Care (continued)
Applied Molecular
Transport, Inc.* 100,000 $ 32,000
Applied Therapeutics, Inc.* 110,000 89,221
Apyx Medical Corp.*+ 188,000 541,440
Aquestive Therapeutics,
Inc.*+ 137,456 156,700
Aravive, Inc.*+ 90,300 180,600
Ardelyx, Inc.* 232,000 1,111,280
Armata Pharmaceuticals,
Inc.*+ 184,682 308,419
Assembly Biosciences,
Inc.* 165,000 138,666
Astria Therapeutics, Inc.* 35,000 465,500
Athenex, Inc.* 11,700 15,561
Athira Pharma, Inc.* 102,000 255,000
Atreca, Inc., Class A* 100,000 114,000
Aveanna Healthcare
Holdings, Inc.* 37,500 39,000
Avrobio, Inc.* 96,000 96,000
Axcella Health, Inc.* 195,009 93,604
BioAtla, Inc.* 22,000 58,960
Biodesix, Inc.* 171,200 318,432
BiomX, Inc.* 49,500 15,097
Biora Therapeutics, Inc.*+ 17,280 47,866
Bioventus, Inc., Class A* 5,000 5,350
Black Diamond
Therapeutics, Inc.*+ 67,800 128,142
Bolt Biotherapeutics, Inc.* 75,200 104,528
Cabaletta Bio, Inc.*+ 107,730 890,927
CalciMedica, Inc.*
∆
# 2,992 14,960
Candel Therapeutics, Inc.* 125,000 171,250
CareCloud, Inc.* 67,363 225,666
CEL-SCI Corp.*+ 118,600 275,152
Chimerix, Inc.* 221,000 278,460
China Pharma Holdings,
Inc.* 14,500 5,655
Clearside Biomedical, Inc.* 187,600 195,104
Cognition Therapeutics,
Inc.* 66,200 131,076
CorMedix, Inc.*+ 124,400 515,016
Corvus Pharmaceuticals,
Inc.* 155,700 141,687
Cumberland
Pharmaceuticals, Inc.* 49,887 97,280
Curis, Inc.* 240,000 143,040
CVRx, Inc.* 28,595 266,505
Cyclerion Therapeutics,
Inc.* 107,000 46,427
Cyteir Therapeutics, Inc.* 69,584 126,643
CytomX Therapeutics, Inc.* 176,000 265,760
Daxor Corp.* 9,400 103,118
Decibel Therapeutics, Inc.* 114,400 345,488

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Disc Medicine, Inc.*+ 7,500 $ 158,925
Eiger BioPharmaceuticals,
Inc.* 102,800 92,201
Electromed, Inc.* 27,000 280,800
Elevation Oncology, Inc.* 50,000 95,000
Eliem Therapeutics, Inc.* 53,323 154,637
Enliven Therapeutics,
Inc.*#+ 16,700 365,730
Enzo Biochem, Inc.* 146,500 355,995
Equillium, Inc.* 123,500 90,155
Eton Pharmaceuticals, Inc.* 50,900 195,965
Evelo Biosciences, Inc.* 105,300 19,028
Exagen, Inc.*+ 39,000 94,770
EyePoint Pharmaceuticals,
Inc.*+ 30,000 88,200
Frequency Therapeutics,
Inc.* 44,400 22,333
Gain Therapeutics, Inc.* 60,000 289,200
Galecto, Inc.* 165,000 328,350
Galera Therapeutics, Inc.* 83,200 212,992
GlycoMimetics, Inc.*+ 105,000 132,300
Gossamer Bio, Inc.*+ 178,900 225,414
Graphite Bio, Inc.* 121,700 298,165
Great Elm Group, Inc.* 104,597 237,435
GreenLight Biosciences
Holdings PBC* 145,000 62,698
Gritstone bio, Inc.* 182,900 508,462
Harpoon Therapeutics,
Inc.* 100,000 74,420
Harrow Health, Inc.* 30,500 645,380
Harvard Bioscience, Inc.* 102,017 428,471
HCW Biologics, Inc.* 82,600 113,988
Homology Medicines, Inc.* 220,600 227,218
Hookipa Pharma, Inc.* 177,600 130,714
Hyperfine, Inc.*+ 119,500 172,080
iBio, Inc.*+ 25,000 52,000
Icosavax, Inc.*+ 60,000 348,000
Ikena Oncology, Inc.* 107,350 370,357
Immuneering Corp.,
Class A* 34,949 339,355
Immunic, Inc.* 148,000 220,520
Impel Pharmaceuticals,
Inc.*+ 60,000 84,000
IN8bio, Inc.* 68,700 89,310
InfuSystem Holdings, Inc.* 54,800 424,700
Inozyme Pharma, Inc.* 114,000 653,220
InspireMD, Inc.* 13,667 15,170
Invivyd, Inc.* 308,100 369,720
IO Biotech, Inc.*+ 132,200 247,214
IRIDEX Corp.* 100,000 208,000
Kala Pharmaceuticals,
Inc.*+ 3,500 52,675
Industry Company Shares Value
Health Care (continued)
KalVista Pharmaceuticals,
Inc.* 20,500 $ 161,130
Kewaunee Scientific Corp.* 13,200 207,636
Know Labs, Inc.* 100,000 89,020
Kronos Bio, Inc.* 140,800 205,568
Landos Biopharma, Inc.* 39,000 11,622
Lannett Co., Inc.*+ 27,974 48,675
Larimar Therapeutics, Inc.* 135,000 611,550
Leap Therapeutics, Inc.* 288,301 98,022
LifeMD, Inc.* 92,800 157,760
Lineage Cell Therapeutics,
Inc.* 442,900 664,350
Longboard
Pharmaceuticals, Inc.* 50,000 196,500
Lucid Diagnostics, Inc.*+ 135,000 189,000
Lumos Pharma, Inc.* 46,744 158,462
Lyra Therapeutics, Inc.* 144,900 299,943
Magenta Therapeutics,
Inc.* 150,000 119,205
Matinas BioPharma
Holdings, Inc.* 526,891 247,639
MediciNova, Inc.* 140,247 302,934
Merrimack
Pharmaceuticals, Inc.* 32,500 399,425
Milestone Scientific, Inc.* 274,500 247,050
Minerva Surgical, Inc.* 78,700 17,275
MiNK Therapeutics, Inc.* 8,500 16,320
Myomo, Inc.* 56,600 42,450
NanoViricides, Inc.*+ 94,039 110,223
NantHealth, Inc.* 16,940 33,965
Nautilus Biotechnology,
Inc.* 38,800 107,476
Navidea
Biopharmaceuticals, Inc.* 102,440 26,634
Neoleukin Therapeutics,
Inc.* 75,000 52,500
Neuronetics, Inc.* 140,205 407,997
NeuroPace, Inc.* 46,148 214,127
NexImmune, Inc.* 50,000 19,000
NextCure, Inc.* 89,900 133,052
NightHawk Biosciences,
Inc.* 100,000 87,460
NovaBay Pharmaceuticals,
Inc.* 4,429 7,529
NRX Pharmaceuticals, Inc.* 230,700 152,054
Olema Pharmaceuticals,
Inc.* 106,087 368,122
Omeros Corp.*+ 139,200 647,280
Oncocyte Corp.* 200,000 70,880
Oncorus, Inc.* 67,300 23,158
Optinose, Inc.* 335,000 646,550
Oragenics, Inc.* 7,334 24,124

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
OraSure Technologies,
Inc.* 100,000 $ 605,000
ORIC Pharmaceuticals,
Inc.* 97,000 552,900
Orthofix Medical, Inc.* 31,222 522,968
Ovid therapeutics, Inc.*+ 227,700 587,466
Owlet, Inc.* 111,500 36,171
Palatin Technologies, Inc.* 24,800 68,200
Paratek Pharmaceuticals,
Inc.*+ 100,000 254,000
Pardes Biosciences, Inc.* 198,900 262,548
Passage Bio, Inc.* 140,100 134,174
Personalis, Inc.* 115,500 318,780
Perspective Therapeutics,
Inc.* 184,000 117,392
PhenomeX, Inc.* 166,395 193,018
Pluri, Inc.* 102,600 104,652
Praxis Precision
Medicines, Inc.* 144,100 116,577
Precision BioSciences,
Inc.* 298,500 224,950
Prelude Therapeutics, Inc.* 36,949 210,609
Protalix BioTherapeutics,
Inc.*+ 130,000 273,000
Protara Therapeutics, Inc.* 39,200 121,520
Puma Biotechnology, Inc.* 143,200 442,488
Pyxis Oncology, Inc.*+ 170,295 682,883
Quantum-Si, Inc.* 290,000 510,400
Quince Therapeutics,
Inc.*+ 110,000 171,600
Rain Oncology, Inc.*+ 10,000 87,400
Rapid Micro Biosystems,
Inc., Class A* 138,000 180,780
Regional Health
Properties, Inc.* 10,000 34,100
Relmada Therapeutics,
Inc.* 32,700 73,902
Reneo Pharmaceuticals,
Inc.* 25,000 149,500
Retractable Technologies,
Inc.* 91,700 160,475
Rigel Pharmaceuticals,
Inc.* 260,000 343,200
SAB Biotherapeutics, Inc.* 84,000 36,960
Satsuma Pharmaceuticals,
Inc.* 115,000 80,327
Savara, Inc.* 366,393 714,466
Science 37 Holdings, Inc.* 149,400 42,071
scPharmaceuticals, Inc.*+ 104,500 947,815
SCYNEXIS, Inc.* 99,000 297,000
Selecta Biosciences, Inc.* 435,000 604,650
Industry Company Shares Value
Health Care (continued)
Sensei Biotherapeutics,
Inc.* 112,900 $ 169,350
Senti Biosciences, Inc.* 95,000 112,100
Sera Prognostics, Inc.,
Class A* 73,305 280,758
Shattuck Labs, Inc.* 85,200 250,488
Sientra, Inc.*+ 20,200 31,108
Sigilon Therapeutics, Inc.* 125,000 116,262
Singular Genomics
Systems, Inc.* 198,600 240,306
Solid Biosciences, Inc.* 33,700 159,738
Sonendo, Inc.* 171,500 343,000
Sonida Senior Living, Inc.* 20,615 139,976
Spectrum
Pharmaceuticals, Inc.* 150,000 112,500
Spero Therapeutics, Inc.* 109,800 159,210
Spruce Biosciences, Inc.*+ 85,000 187,850
SQZ Biotechnologies Co.* 62,400 34,944
Standard BioTools, Inc.*+ 212,000 413,400
Star Equity Holdings, Inc.* 110,390 102,652
Stereotaxis, Inc.* 192,100 391,884
SunLink Health Systems,
Inc.* 40,000 43,800
Surface Oncology, Inc.* 207,500 145,001
Surgalign Holdings, Inc.* 25,000 40,000
Synlogic, Inc.* 216,900 137,081
Syros Pharmaceuticals,
Inc.*+ 48,670 129,949
Tabula Rasa HealthCare,
Inc.* 68,000 380,120
Tactile Systems
Technology, Inc.* 62,800 1,031,176
Talaris Therapeutics, Inc.* 93,500 175,780
Talkspace, Inc.* 250,000 173,775
Taysha Gene Therapies,
Inc.* 150,700 120,198
TCR2 Therapeutics, Inc.* 181,810 272,715
Tela Bio, Inc.* 52,000 553,280
Telesis Bio, Inc.*+ 117,000 362,700
Tenaya Therapeutics, Inc.*+ 181,900 518,415
Terns Pharmaceuticals,
Inc.* 24,000 284,160
TFF Pharmaceuticals, Inc.* 21,300 14,597
TherapeuticsMD, Inc.* 42,000 157,500
Theriva Biologics, Inc.* 28,528 19,924
Third Harmonic Bio, Inc.*+ 59,100 243,492
Trevi Therapeutics, Inc.* 175,800 325,230
TScan Therapeutics, Inc.* 115,000 241,500
UNITY Biotechnology, Inc.* 50,000 81,500
Vapotherm, Inc.*+ 149,500 98,386
Vaxxinity, Inc., Class A* 72,000 163,440
Verastem, Inc.* 355,000 147,396

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Verrica Pharmaceuticals,
Inc.* 74,550 $ 484,575
Vigil Neuroscience, Inc.*+ 5,064 49,577
Viracta Therapeutics, Inc.* 125,000 198,750
VolitionRX, Ltd.* 170,000 324,700
Vor BioPharma, Inc.*+ 95,000 511,100
Voyager Therapeutics, Inc.* 95,481 736,159
Werewolf Therapeutics,
Inc.* 76,211 198,149
Xeris Biopharma Holdings,
Inc.* 255,151 415,896
Xilio Therapeutics, Inc.*+ 76,081 241,938
XOMA Corp.*+ 25,000 527,750
Xtant Medical Holdings,
Inc.* 100,000 63,750
Y-mAbs Therapeutics, Inc.* 75,000 375,750
Zevra Therapeutics, Inc.*+ 89,443 491,936
Zynerba Pharmaceuticals,
Inc.* 52,200 22,446
55,187,289
Industrials - 12.82%
Acme United Corp. 11,535 265,305
AgEagle Aerial Systems,
Inc.* 200,000 90,000
Air Industries Group* 9,000 34,290
Air T, Inc.* 17,250 417,450
ALJ Regional Holdings,
Inc.* 202,000 363,600
Alpha Pro Tech, Ltd.* 52,900 220,064
American Superconductor
Corp.* 90,000 441,900
ARC Document Solutions,
Inc. 167,400 530,658
Atlis Motor Vehicles, Inc.,
Class A*+ 15,000 8,649
Avalon Holdings Corp.,
Class A* 3,900 10,335
BGSF, Inc. 39,700 422,805
BlackSky Technology,
Inc.*+ 400,000 600,000
Bowman Consulting
Group, Ltd.* 30,000 861,300
CECO Environmental
Corp.* 23,300 325,967
Charah Solutions, Inc.* 16,500 34,485
Chicago Rivet & Machine
Co. 8,000 237,760
Commercial Vehicle
Group, Inc.* 40,500 295,650
CompX International, Inc. 44,200 799,136
Eastern Co. (The) 21,200 412,976
Industry Company Shares Value
Industrials (continued)
Espey Mfg. & Electronics
Corp. 9,108 $ 184,437
FreightCar America, Inc.*+ 73,000 227,760
GEE Group, Inc.* 77,600 32,204
Gencor Industries, Inc.* 29,200 448,804
Graham Corp.* 19,295 252,379
Hudson Global, Inc.*+ 10,942 244,116
Hurco Cos., Inc. 15,500 392,460
Hydrofarm Holdings
Group, Inc.* 160,000 276,800
IGC Pharma, Inc.* 69,000 23,425
Innodata, Inc.* 85,955 734,056
INNOVATE Corp.*+ 201,392 598,134
Innovative Solutions and
Support, Inc.* 80,400 590,136
Knightscope, Inc., Class A* 75,000 66,817
KULR Technology Group,
Inc.* 348,700 305,915
L B Foster Co., Class A* 41,700 478,716
LS Starrett Co. (The),
Class A* 36,400 408,408
LSI Industries, Inc. 38,000 529,340
Markforged Holding Corp.* 350,000 335,580
Mastech Digital, Inc.* 50,400 621,180
Matrix Service Co.* 60,000 324,000
Mayville Engineering Co.,
Inc.* 25,258 376,849
Mega Matrix Corp.* 108,000 167,400
Mesa Air Group, Inc.* 249,800 592,026
Mistras Group, Inc.* 78,100 529,518
Momentus, Inc.* 63,500 37,147
NN, Inc.* 145,000 155,150
Ocean Power
Technologies, Inc.* 130,000 68,900
Orion Group Holdings,
Inc.* 115,100 298,109
P&F Industries, Inc.,
Class A 10,500 54,705
Park-Ohio Holdings Corp. 32,000 386,560
Patriot Transportation
Holding, Inc.* 14,971 118,421
Performant Financial Corp.* 178,300 606,220
Perma-Pipe International
Holdings, Inc.* 71,600 761,108
Quad/Graphics, Inc.* 129,569 555,851
RCM Technologies, Inc.* 43,242 499,878
Redwire Corp.*+ 158,500 480,255
Servotronics, Inc.* 16,653 176,522
Shapeways Holdings, Inc.* 153,289 52,609
SIFCO Industries, Inc.*+ 26,024 78,228
Spire Global, Inc.* 345,000 230,460
Team, Inc.* 19,580 107,296

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Terran Orbital Corp.*+ 56,500 $ 103,960
Twin Disc, Inc.* 58,100 558,922
Ultralife Corp.* 72,400 291,048
US Xpress Enterprises,
Inc., Class A* 165,000 980,100
Virco Mfg. Corp.* 25,800 102,426
Westwater Resources,
Inc.* 95,200 105,672
Williams Industrial
Services Group, Inc.* 88,300 90,949
Willis Lease Finance
Corp.* 19,200 1,051,776
Xos, Inc.* 185,000 97,125
Yellow Corp.* 172,500 350,175
23,512,362
Information Technology - 10.51%
Airspan Networks
Holdings, Inc.*+ 231,200 160,060
Amtech Systems, Inc.* 59,000 562,860
Applied Digital Corp.* 275,000 616,000
Applied Optoelectronics,
Inc.*+ 75,000 165,750
Arteris, Inc.* 100,500 425,115
AstroNova, Inc.* 37,700 531,193
Aware, Inc.* 124,579 211,784
AXT, Inc.* 40,000 159,200
Backblaze, Inc., Class A* 27,500 138,875
BK Technologies Corp. 45,717 130,293
Brightcove, Inc.* 109,000 485,050
CalAmp Corp.* 80,000 287,200
Climb Global Solutions,
Inc. 15,800 841,982
Computer Task Group,
Inc.* 62,100 450,225
CoreCard Corp.*+ 19,737 594,676
CSP, Inc. 45,000 610,650
Daktronics, Inc.* 122,855 696,588
Dave, Inc.* 21,000 127,260
Diebold Nixdorf, Inc.*+ 189,600 227,520
D-Wave Quantum, Inc.* 203,000 134,812
eMagin Corp.* 251,000 522,080
Embark Technology, Inc.* 42,500 119,425
EMCORE Corp.* 177,473 204,094
Everspin Technologies,
Inc.* 73,900 503,259
FOXO Technologies, Inc.* 25,000 10,500
Frequency Electronics, Inc. 21,500 148,135
Greenidge Generation
Holdings, Inc.* 80,000 36,160
GSI Technology, Inc.* 65,217 112,173
Industry Company Shares Value
Information Technology (continued)
Immersion Corp. 93,000 $ 831,420
Information Services
Group, Inc. 36,348 185,011
Inseego Corp.* 212,000 123,469
Intellicheck, Inc.* 60,200 150,500
inTEST Corp.* 19,901 412,747
Intevac, Inc.* 87,400 640,642
Inuvo, Inc.* 200,000 58,340
Issuer Direct Corp.* 11,500 241,787
Kaleyra, Inc.* 67,400 111,210
Key Tronic Corp.* 32,400 235,548
KVH Industries, Inc.* 55,774 634,708
Latch, Inc.*+ 405,000 308,650
LGL Group, Inc. (The)* 29,200 124,976
LiveVox Holdings, Inc.* 120,000 370,800
Marin Software, Inc.* 60,000 54,630
M-Tron Industries, Inc.* 14,600 156,950
Network-1 Technologies,
Inc. 134,000 288,100
Optical Cable Corp.* 27,600 118,956
Ouster, Inc.* 345,587 289,153
PCTEL, Inc. 73,800 312,174
Pixelworks, Inc.* 185,100 273,948
Powerfleet, Inc.* 70,000 240,100
Quantum Corp.* 385,000 442,750
RF Industries, Ltd.* 27,900 121,086
Richardson Electronics,
Ltd. 32,011 714,486
Rubicon Technologies,
Inc.* 124,000 81,369
SecureWorks Corp.,
Class A* 23,180 198,653
SRAX, Inc.* 65,000 37,700
StarTek, Inc.* 97,762 403,757
Synchronoss
Technologies, Inc.* 316,200 297,228
TESSCO Technologies,
Inc.* 45,000 216,000
TransAct Technologies,
Inc.* 33,000 204,270
Trio-Tech International* 26,800 125,960
Universal Security
Instruments, Inc.* 6,000 13,920
Veritone, Inc.*+ 94,600 551,518
VirnetX Holding Corp.*+ 107,300 140,563
WidePoint Corp.* 48,728 88,198
Wireless Telecom Group,
Inc.* 64,666 119,632
WM Technology, Inc.* 151,400 128,569
19,262,397

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Materials - 3.89%
Advanced Emissions
Solutions, Inc.* 89,000 $ 176,220
AgroFresh Solutions,
Inc.*# 204,300 612,900
Ampco-Pittsburgh Corp.* 101,200 247,940
Ascent Industries Co.* 26,838 245,299
Core Molding
Technologies, Inc.* 24,400 438,956
Dakota Gold Corp.* 55,000 199,100
Danimer Scientific, Inc.*+ 161,100 555,795
Flexible Solutions
International, Inc.* 45,707 142,606
Flotek Industries, Inc.* 242,300 167,187
Friedman Industries, Inc. 27,200 308,448
Gatos Silver, Inc.* 100,000 653,000
Glatfelter Corp. 175,000 558,250
Gold Resource Corp. 236,300 248,115
Golden Minerals Co.* 450,000 91,350
Gulf Resources, Inc.* 67,360 181,198
IT Tech Packaging, Inc.* 37,500 14,066
Loop Industries, Inc.*+ 99,400 341,936
McEwen Mining, Inc.*+ 115,000 974,050
Northern Technologies
International Corp. 27,900 330,057
Olympic Steel, Inc. 4,400 229,724
Paramount Gold Nevada
Corp.* 150,000 52,350
Solitario Zinc Corp.* 205,000 135,690
United States Antimony
Corp.* 195,500 73,782
Universal Stainless & Alloy
Products, Inc.* 16,850 157,548
7,135,567
Real Estate - 0.95%
American Realty Investors,
Inc.* 2,363 62,194
AMREP Corp.* 35,800 500,842
Appreciate Holdings, Inc.* 400 228
Maui Land & Pineapple
Co., Inc.* 46,500 556,140
Rafael Holdings, Inc.,
Class B* 51,656 80,067
Stratus Properties, Inc. 24,250 485,000
Trinity Place Holdings, Inc.* 131,800 63,264
1,747,735
Utilities - 1.00%
Cadiz, Inc.* 137,400 555,096
Genie Energy, Ltd.,
Class B 15,000 207,300
Industry Company Shares Value
Utilities (continued)
RGC Resources, Inc. 25,000 $ 579,750
Spruce Power Holding
Corp.* 416,500 341,530
Via Renewables, Inc.+ 8,000 147,040
1,830,716
TOTAL COMMON STOCKS - 98.43% 180,453,923
(Cost $190,273,458)
.
Rights - 0.00%
Adamas Pharmaceuticals,
Inc., CVR*
∆
#+++ 110,000 —
Adamas Pharmaceuticals,
Inc., CVR*
∆
#+++ 110,000 —
Cogent Biosciences,
Inc., CVR, expiring
12/31/49*
∆
# 160,000 —
Disc Medicine, Inc.,
CVR*
∆
#+++ 75,000 —
Enliven Therapeutics, Inc.,
CVR*
∆
+++ 66,800 —
Oncomed
Pharmaceuticals, CVR,
expiring 12/31/49*
∆
# 125,000 —
Oyster Point Pharma, Inc.,
CVR*
∆
#+++ 40,000 —
Pineapple Holdings, Inc.,
CVR*
∆
#+++ 14,504 —
TOTAL RIGHTS - 0.00% —
(Cost $29,977)
.
Warrants - 0.00%
LGL Group, Inc. (The),
expiring 11/16/25* 29,200 4,669
TOTAL WARRANTS - 0.00% 4,669
(Cost $14,873)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.89%
Fidelity Investments Money
Market Government
Portfolio Class I 4.72% 1,630,907
1,630,907
TOTAL MONEY MARKET FUND - 0.89% 1,630,907
(Cost $1,630,907)

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 8.37%
Dreyfus Institutional
Preferred Government
Plus Money Market
Fund** 4.89% 15,351,416
$ 15,351,416
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 8.37% 15,351,416
(Cost $15,351,416)
TOTAL INVESTMENTS
-
107.69%
$ 197,440,915
(Cost $207,300,631)
Liabilities in Excess of Other Assets - (7.69%) (14,097,045)
NET ASSETS - 100.00% $ 183,343,870
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $1,065,515, which is 0.58% of total net assets.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2023.
^ Rate disclosed as of March 31, 2023.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan at
March 31, 2023. Total loaned securities had a value of
$16,543,616, which included loaned securities with a value of
$520,589 that have been sold and are pending settlement as of
March 31, 2023. The total market value of loaned securities
excluding these pending sales is $16,023,027.
+++ No stated maturity date.
CVR - Contingent Value Right

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2023 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Communication Services $ 6,407,836 $ – $ 71,925 $ 6,479,761
Materials 6,522,667 612,900 – 7,135,567
Health Care 55,172,329 – 14,960 55,187,289
Other Industries (a) 111,651,306 – – 111,651,306
Total Common Stocks 179,754,138 612,900 86,885 180,453,923
Rights – – 0 0
Warrants 4,669 – – 4,669
Money Market Fund 1,630,907 – – 1,630,907
Investments Purchased With Cash Proceeds From Securities
Lending 15,351,416 – – 15,351,416
TOTAL
$196,741,130 $612,900 $86,885 $197,440,915
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2022 $ 71,925 $ 0 $ 71,925
Purchases/Issuances 163,075 – 163,075
Sales/Expirations – – –
Return of Capital – – –
Realized Gain/(Loss) (49) – (49)
Change in unrealized Appreciation/(Depreciation) (148,066) – (148,066)
Transfers in – – –
Transfers out – – –
Balance as of 03/31/2023 $ 86,885 $ 0 $ 86,885
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2023 $ (148,066) $ – $ (148,066)